Offerings	3 Months Ended
Mar. 31, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered	610,000,000
Maximum Aggregate Offering Price	$ 20,333.33
Fee Rate	0.01381%
Amount of Registration Fee	$ 2.81
Offering Note
(1)

(a) Relates to common stock, par value $0.00001 per share (“SOBR Common Stock” of SOBR Safe, Inc., a Delaware corporation (“SOBR”), issuable to holders of CWV common stock, $0.00001 par value per share (“CWV Common Stock”), of Clean World Ventures Inc., a Nevada corporation (“CWV”), and shares of SOBR Common Stock underlying outstanding unexercised options or other convertible securities to purchase shares of CWV Common Stock that will be assumed by SOBR and converted into options to purchase shares of SOBR Common Stock in the proposed merger of SOBR Merger Sub Corp., a Delaware corporation and a direct, wholly owned subsidiary of SOBR, with and into CWV, with CWV surviving the merger as a wholly owned subsidiary of SOBR. The number of shares of SOBR Common Stock to be issued  includes the estimated maximum number of shares of SOBR Common Stock that are expected to be issued (or become issuable) pursuant to the merger, without taking into account the effect of a reverse stock split of SOBR Common Stock, assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the merger) which will result in CWV securityholders owning approximately 98.3% of the outstanding shares of the Combined Company on a fully-diluted basis. Such exchange ratio is only an estimate as the actual exchange ratio will be determined in connection with the closing of the merger. This amount includes shares of SOBR Common Stock that will be issuable to the holders of CWV Common Stock that CWV agreed to sell in the concurrent private placement, which is expected to be consummated immediately prior to the closing of the merger. In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any securities that may from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions

(1)

(b) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. CWV is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price for the shares expected to be issued (or become issuable) in the merger is one-third of the aggregate par value of the CWV securities expected to be exchanged for the shares of SOBR Common Stock being registered, including any SOBR Common Stock issuable upon exercise of the pre-funded warrants.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered	445,267
Proposed Maximum Offering Price per Unit	1.02
Maximum Aggregate Offering Price	$ 454,172.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 62.72
Offering Note
(2)

(a) Relates to shares of SOBR Common Stock currently held, and shares of SOBR Common Stock underlying certain outlasting warrants to purchase SOBR Common Stock, options to purchase SOBR Common Stock, and restricted stock units held by certain SOBR directors and officers. (b) The proposed maximum offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(g) under the Securities Act based on the average of the high and low reported trading prices of the Registrant’s Common Stock as reported on the Nasdaq Capital Market on June 8, 2026.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share issuable upon conversion of 6.5% Convertible Notes due 2027
Amount Registered	3,106,061
Amount of Registration Fee	$ 0
Offering Note
(3)

(a) Relates to those shares of SOBR Common Stock issuable to certain selling stockholders upon conversion of their convertible notes (the “SOBR Notes”). (b) No additional consideration will be received upon conversion of such SOBR Notes, and therefore, no registration fee is required pursuant to Rule 457(i) under the Securities Act.